Provisions and other liabilities - Disclosure of other provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balance - Beginning of period	$ 30,654	$ 3,494
Adoption of IFRS 16	0	10,893
New liabilities	6,570	427
Revision of estimates	(310)	279
Accretion	820	89
Settlement/payments of liabilities	(1,655)	(1,355)
DSU to be settled in equity	0	(3,722)
Currency translation adjustments	587	0
Balance - End of period	45,967	30,654
Current portion	4,431	1,289
Non-current portion	41,536	29,365
Provisions and other liabilities	45,967	30,654
San Antonio gold project [Member]
Disclosure of other provisions [line items]
Acquisition	9,301	0
Barkerville Gold Mines Ltd. [Member]
Disclosure of other provisions [line items]
Acquisition	0	20,549
Restricted share units ("RSU") [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	0	32
Adoption of IFRS 16		0
New liabilities		11
Revision of estimates		2
Accretion		0
Settlement/payments of liabilities		(45)
DSU to be settled in equity		0
Currency translation adjustments		0
Balance - End of period		0
Current portion		0
Non-current portion		0
Provisions and other liabilities		0
Restricted share units ("RSU") [Member] | San Antonio gold project [Member]
Disclosure of other provisions [line items]
Acquisition		0
Restricted share units ("RSU") [Member] | Barkerville Gold Mines Ltd. [Member]
Disclosure of other provisions [line items]
Acquisition		0
Deferred share units [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	0	3,462
Adoption of IFRS 16		0
New liabilities		416
Revision of estimates		388
Accretion		0
Settlement/payments of liabilities		(544)
DSU to be settled in equity		(3,722)
Currency translation adjustments		0
Balance - End of period		0
Current portion		0
Non-current portion		0
Provisions and other liabilities		0
Deferred share units [Member] | San Antonio gold project [Member]
Disclosure of other provisions [line items]
Acquisition		0
Deferred share units [Member] | Barkerville Gold Mines Ltd. [Member]
Disclosure of other provisions [line items]
Acquisition		0
Environmental Rehabilitation [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	20,527	0
Adoption of IFRS 16	0	0
New liabilities	4,176	0
Revision of estimates	(310)	(111)
Accretion	820	89
Settlement/payments of liabilities	(500)	0
DSU to be settled in equity	0	0
Currency translation adjustments	587	0
Balance - End of period	34,601	20,527
Current portion	3,019	493
Non-current portion	31,582	20,034
Provisions and other liabilities	34,601	20,527
Environmental Rehabilitation [Member] | San Antonio gold project [Member]
Disclosure of other provisions [line items]
Acquisition	9,301	0
Environmental Rehabilitation [Member] | Barkerville Gold Mines Ltd. [Member]
Disclosure of other provisions [line items]
Acquisition	0	20,549
Lease liabilities [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	10,127	0
Adoption of IFRS 16	0	10,893
New liabilities	2,394	0
Revision of estimates	0	0
Accretion	0	0
Settlement/payments of liabilities	(1,155)	(766)
DSU to be settled in equity	0	0
Currency translation adjustments	0	0
Balance - End of period	11,366	10,127
Current portion	1,412	796
Non-current portion	9,954	9,331
Provisions and other liabilities	11,366	10,127
Lease liabilities [Member] | San Antonio gold project [Member]
Disclosure of other provisions [line items]
Acquisition	0	0
Lease liabilities [Member] | Barkerville Gold Mines Ltd. [Member]
Disclosure of other provisions [line items]
Acquisition	$ 0	$ 0